Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue from product sales	$ 4,029	$ 4,427	$ 3,525
Cost of sales	(2,857)	(2,699)	(2,626)
(Loss) gain on non-hedge derivatives and other commodity contracts	0	(19)	5
Gross profit	1,172	1,709	904
Corporate administration, marketing and related expenses	(73)	(68)	(82)
Exploration and evaluation costs	(164)	(124)	(112)
Impairment, derecognition of assets and profit (loss) on disposal	11	(1)	(6)
Other (expenses) income	(136)	(57)	(83)
Operating profit	810	1,459	621
Interest income	58	27	14
Dividend received	0	2	0
Foreign exchange and fair value adjustments	(43)	0	(12)
Finance costs and unwinding of obligations	(116)	(177)	(172)
Share of associates and joint ventures’ profit	249	278	168
Loss before taxation	958	1,589	619
Taxation	(312)	(625)	(250)
Profit after taxation from continuing operations	646	964	369
Discontinued operations
Profit (loss) from discontinued operations	0	7	(376)
Profit (loss) for the year	646	971	(7)
Equity shareholders
- Continuing operations	622	946	364
- Discontinued operations	0	7	(376)
Non-controlling interests
- Continuing operations	$ 24	$ 18	$ 5
Basic earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (USD per share)	$ 1.48	$ 2.27	$ (0.03)
Earnings per ordinary share from continuing operations (USD per share)	1.48	2.25	0.87
Earnings (loss) per ordinary share from discontinued operations (USD per share)	0	0.02	(0.90)
Diluted earnings (loss) per ordinary share
Diluted earnings (loss) per ordinary share (USD per share)	1.48	2.27	(0.03)
Earnings per ordinary share from continuing operations (USD per share)	1.48	2.25	0.87
Earnings (loss) per ordinary share from discontinued operations (USD per share)	$ 0	$ 0.02	$ (0.90)